Earnings per share - Summary of Earnings Per Share (Detail) - CHF (SFr) SFr / shares in Units, SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Loss attributable to shareholders (in TCHF)	SFr (50,790)	SFr (34,705)
Weighted average number of shares - basic	4,228,112,520	3,593,069,451
Weighted average number of shares - diluted	4,228,112,520	3,593,069,451
Basic and diluted loss per share (in CHF) - basic	SFr (0.012)	SFr (0.01)
Basic and diluted loss per share (in CHF) - diluted	SFr (0.012)	SFr (0.01)